Schedule of Investments (unaudited) October 31, 2023	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

New Jersey — 136.0%

Corporate — 7.5%
New Jersey Economic Development Authority, ARB
Series A, AMT, 5.63%, 11/15/30	$1,730	$1,732,724
Series B, AMT, 5.63%, 11/15/30	6,900	6,874,190
New Jersey Economic Development Authority, RB
Series A, (NPFGC), 5.25%, 07/01/25(a)	950	970,188
Series A, (NPFGC), 5.25%, 07/01/26(a)	1,415	1,464,758
AMT, 4.00%, 08/01/59	1,000	720,923
New Jersey Economic Development Authority, Refunding RB
3.38%, 04/01/38	4,040	3,263,000
3.50%, 04/01/42	3,030	2,332,184
AMT, 3.00%, 08/01/41	19,020	13,358,858
AMT, 3.00%, 08/01/43	23,960	16,358,232

		47,075,057

County/City/Special District/School District — 15.4%
City of Bayonne New Jersey, Refunding GO, (BAM SAW), 5.00%, 07/01/26(b)	2,425	2,503,049
Clifton Board of Education, GO, (AGM), 2.25%, 08/15/46	6,150	3,284,010
Clifton Board Of Education, GO, (AGM), 2.00%, 08/15/41	6,150	3,600,415
County of Essex New Jersey, GO, Series B, 3.00%, 09/01/46	1,700	1,193,622
County of Middlesex New Jersey, Refunding COP, 5.00%, 10/15/31	2,840	3,077,439
Essex County Improvement Authority, Refunding RB
(NPFGC GTD), 5.50%, 10/01/27	250	266,335
(NPFGC GTD), 5.50%, 10/01/28	9,380	10,137,329
(NPFGC GTD), 5.50%, 10/01/29	8,505	9,302,978
Ewing Township Board of Education, GO 4.00%, 07/15/38	2,660	2,468,477
4.00%, 07/15/39	2,320	2,167,672
Hudson County Improvement Authority, RB 5.00%, 05/01/46	5,655	5,670,162
Series A-1, (NPFGC GTD), 0.00%, 12/15/32(c)	1,000	675,994
Mercer County Improvement Authority, RB, 5.00%, 09/01/40	2,480	2,503,438
Middlesex County Improvement Authority, RB, Series B, 6.25%, 01/01/37(d)(e)	2,350	29,023
Monroe Township Board of Education/Middlesex County, Refunding GO, 5.00%, 03/01/25(b)	2,750	2,791,182
New Jersey Economic Development Authority, RB, Series B, AMT, 6.50%, 04/01/31	3,690	3,660,264
New Jersey Economic Development Authority, Refunding SAB, 6.50%, 04/01/28	3,548	3,575,681
Newark Board of Education, Refunding GO, Sustainability Bonds, (BAM), 3.00%, 07/15/42	1,500	1,064,184
Township of Irvington New Jersey, Refunding GO, Series A, (AGM), 5.00%, 07/15/24(b)	1,175	1,183,995
Union County Utilities Authority, Refunding RB, Series A, AMT, (GTD), 5.25%, 12/01/31	37,810	37,843,693

		96,998,942

Education — 22.7%
Atlantic County Improvement Authority, RB, Series A, (AGM), 4.00%, 07/01/46	2,250	1,890,382

Security	Par (000)	Value

Education (continued)
Camden County Improvement Authority, RB, 6.00%, 06/15/52	$780	$801,154
Gloucester County Improvement Authority, RB, 5.00%, 07/01/44	1,985	1,964,902
Middlesex County Improvement Authority, RB, 5.00%, 08/15/53	3,125	3,135,650
New Jersey Economic Development Authority, RB 6.00%, 10/01/33	4,440	4,444,839
5.00%, 01/01/50	1,235	1,035,241
Series A, 5.00%, 07/01/27(f)	275	264,506
Series A, 5.13%, 11/01/29(f)	145	135,169
Series A, 5.00%, 01/01/35	2,000	1,794,830
Series A, 5.25%, 07/01/37(f)	1,030	874,601
Series A, 5.00%, 07/01/38	350	328,695
Series A, 6.25%, 11/01/38(f)	440	408,785
Series A, 5.38%, 07/01/47(f)	1,685	1,340,974
Series A, 5.00%, 12/01/48	4,475	4,159,338
Series A, 5.00%, 06/15/49(f)	970	791,257
Series A, 5.00%, 07/01/50	905	798,704
Series A, 6.50%, 11/01/52(f)	2,490	2,256,526
Series A, 5.00%, 06/15/54(f)	730	579,276
Series A, 5.25%, 11/01/54(f)	4,040	3,077,181
Series WW, 5.00%, 06/15/25(b)	8,615	8,773,629
Series WW, 5.25%, 06/15/25(b)	8,755	8,951,202
New Jersey Economic Development Authority, Refunding RB
(AGM), 5.00%, 06/01/37	6,270	6,300,348
(AGM), 5.00%, 06/01/42	810	798,037
Series A, 4.25%, 09/01/27(f)	160	152,606
Series A, 5.63%, 08/01/34(f)	630	597,495
Series A, 5.00%, 09/01/37(f)	805	699,254
Series A, 5.88%, 08/01/44(f)	1,070	980,706
Series A, 6.00%, 08/01/49(f)	555	510,805
Series A, 5.13%, 09/01/52(f)	1,700	1,363,786
New Jersey Educational Facilities Authority, RB 5.25%, 09/01/53	2,445	2,455,880
Series C, (AGM), 3.25%, 07/01/49	1,060	681,335
Series C, (AGM), 4.00%, 07/01/50	895	703,997
New Jersey Educational Facilities Authority, Refunding RB
Series A, 5.00%, 07/01/39	15,555	15,565,490
Series A, 5.00%, 07/01/44	14,500	14,229,826
Series A, 4.00%, 07/01/47	2,100	1,644,147
Series D, 5.00%, 07/01/38	1,000	972,484
Series D, 5.00%, 07/01/43	600	566,936
New Jersey Higher Education Student Assistance Authority, RB
Series 1A-1, AMT, 4.00%, 12/01/29	930	909,991
Series 1A-1, AMT, 4.25%, 12/01/32	335	331,162
Series 1A-1, AMT, 4.50%, 12/01/36	295	292,161
Series B, AMT, 4.00%, 12/01/44	1,575	1,305,490
Sub-Series C, AMT, 4.00%, 12/01/48	3,210	2,431,772
Series C, AMT, Subordinate, 5.00%, 12/01/53	985	828,333
New Jersey Higher Education Student Assistance Authority, Refunding RB
Series B, AMT, 4.00%, 12/01/41	3,265	2,964,373
Series B, Class B, AMT, 3.00%, 12/01/32	4,635	4,229,709
Sub-Series C, AMT, 3.63%, 12/01/49	1,925	1,334,511

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
New Jersey Higher Education Student Assistance Authority, Refunding RB (continued) Series C, AMT, Subordinate, 5.00%, 12/01/52	$18,705	$17,331,386
New Jersey Institute of Technology, RB
Series A, 5.00%, 07/01/45	12,000	12,001,291
Series A, AMT, 5.00%, 07/01/40	3,000	3,014,256

		143,004,408

Health — 9.7%
Camden County Improvement Authority, Refunding RB, 5.00%, 02/15/24(b)	2,590	2,595,478
Middlesex County Improvement Authority, RB, AMT, (AMBAC), 5.50%, 09/01/30	415	415,174
New Jersey Economic Development Authority, Refunding RB 5.00%, 01/01/34	1,230	1,088,957
5.00%, 01/01/39	1,980	1,596,090
5.00%, 01/01/49	1,500	1,083,428
New Jersey Health Care Facilities Financing Authority, RB 5.00%, 07/01/42	2,000	1,927,333
2.38%, 07/01/46	3,735	2,182,311
4.00%, 07/01/47	5,555	4,493,082
3.00%, 07/01/51	14,850	9,589,045
4.00%, 07/01/51	10,000	8,184,815
Series A, 5.50%, 07/01/43	5,505	5,506,941
Series B, 3.75%, 07/01/43(g)	10,450	10,450,000
New Jersey Health Care Facilities Financing Authority, Refunding RB 5.00%, 01/01/24(b)	180	180,192
5.00%, 07/01/28	2,820	2,824,273
5.00%, 07/01/29	715	716,127
5.00%, 07/01/34	2,190	2,228,241
4.00%, 07/01/41	3,000	2,672,616
Series A, 4.00%, 07/01/43	3,500	3,022,155

		60,756,258

Housing — 2.8%
New Jersey Housing & Mortgage Finance Agency, RB, Series A, (AGM), 5.00%, 05/01/27	1,570	1,563,790
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series H, 2.15%, 10/01/41	2,995	1,882,531
New Jersey Housing & Mortgage Finance Agency, Refunding RB, M/F Housing
Series A, 2.45%, 11/01/45	860	503,557
Series A, 2.65%, 11/01/46	1,150	689,588
Series A, 4.00%, 11/01/48	675	511,868
Series A, 2.55%, 11/01/50	780	427,455
Series A, 2.70%, 11/01/51	1,150	646,870
Series A, 4.10%, 11/01/53	400	306,822
Series A, 2.63%, 11/01/56	780	406,078
Series A, 2.75%, 11/01/56	1,150	621,310
Series D, AMT, 4.25%, 11/01/37	1,750	1,482,192
Series D, AMT, 4.35%, 11/01/42	1,000	809,327
New Jersey Housing & Mortgage Finance Agency, Refunding RB, S/F Housing
Series A, 3.75%, 10/01/35	5,295	4,626,528

Security	Par (000)	Value

Housing (continued)
New Jersey Housing & Mortgage Finance Agency, Refunding RB, S/F Housing (continued)
Series E, 2.40%, 10/01/45	$1,885	$1,238,402
Newark Housing Authority, RB, M/F Housing, Series A, AMT, 5.00%, 12/01/30	2,000	2,000,533

		17,716,851

State — 26.2%
Casino Reinvestment Development Authority, Inc., Refunding RB 5.25%, 11/01/39	13,410	12,962,144
5.25%, 11/01/44	15,755	14,667,038
Garden State Preservation Trust, RB(c)
Series B, (AGM), 0.00%, 11/01/23	17,185	17,185,000
Series B, (AGM), 0.00%, 11/01/25	10,000	9,208,434
Series B, (AGM), 0.00%, 11/01/26	6,000	5,302,861
Series B, (AGM), 0.00%, 11/01/27	4,000	3,386,354
Series B, (AGM), 0.00%, 11/01/28	4,540	3,679,621
New Jersey Economic Development Authority, RB 5.00%, 12/15/28(b)	6,305	6,707,436
5.00%, 06/15/43	10,690	10,535,325
4.00%, 06/15/49	5,310	4,432,988
Series A, (NPFGC), 5.25%, 07/01/24	1,785	1,790,563
Series A, (NPFGC), 5.25%, 07/01/25	7,915	7,988,837
Series A, (NPFGC), 5.25%, 07/01/26	6,085	6,201,892
Series A, 5.00%, 06/15/42	2,000	1,991,383
Series B, 5.00%, 06/15/35	3,750	3,846,049
Series B, 5.00%, 06/15/43	3,470	3,440,241
New Jersey Economic Development Authority, Refunding RB 4.00%, 07/01/46	5,025	4,471,005
Series N-1, (NPFGC), 5.50%, 09/01/27	1,000	1,050,359
Sub-Series A, 4.00%, 07/01/32	5,000	4,688,201
Sub-Series A, 5.00%, 07/01/33	5,050	5,101,498
Sub-Series A, 4.00%, 07/01/34	8,570	7,936,238
New Jersey Educational Facilities Authority, RB
Series A, 4.00%, 09/01/28	9,705	9,558,542
Series A, 5.00%, 09/01/32	4,000	4,029,084
Series A, 5.00%, 09/01/33	5,370	5,410,399
State of New Jersey, GO 2.00%, 06/01/37	5,825	3,875,939
5.00%, 06/01/38	5,085	5,213,039

		164,660,470

Tobacco — 7.8%
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/46	10,000	9,425,452
Series A, 5.25%, 06/01/46	6,500	6,389,822
Sub-Series B, 5.00%, 06/01/46	35,420	32,891,571

		48,706,845

Transportation — 38.6%
New Jersey Economic Development Authority, RB 4.00%, 11/01/44	4,715	3,981,616
Class A, 5.25%, 11/01/47	7,800	7,905,577
AMT, (AGM), 5.00%, 01/01/31	1,000	988,912
AMT, 5.13%, 01/01/34	2,290	2,241,656
AMT, 5.38%, 01/01/43	23,510	22,762,664
New Jersey Economic Development Authority, Refunding ARB, AMT, 5.00%, 10/01/47	6,200	5,650,177

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
New Jersey Transportation Trust Fund Authority, RB 5.00%, 06/15/42	$785	$783,292
5.25%, 06/15/46	790	798,993
4.50%, 06/15/49	4,600	4,128,537
Class BB, 5.00%, 06/15/36	3,750	3,864,377
Class BB, 4.00%, 06/15/37	1,550	1,433,644
Class BB, 4.00%, 06/15/40	6,000	5,340,466
Class BB, 4.00%, 06/15/50	8,290	6,773,840
Series A, (NPFGC), 5.75%, 06/15/24	1,205	1,216,951
Series A, 5.00%, 06/15/30	4,250	4,321,690
Series AA, 5.25%, 06/15/34	1,305	1,327,117
Series AA, 4.00%, 06/15/36	2,565	2,414,920
Series AA, 5.00%, 06/15/38	11,830	11,742,070
Series AA, 5.25%, 06/15/41	5,000	5,005,868
Series AA, 4.00%, 06/15/45	10,980	9,255,081
Series AA, 5.00%, 06/15/45	5,000	4,952,940
Series AA, 4.00%, 06/15/50	13,535	11,126,359
Series B, 5.00%, 06/15/33	2,450	2,531,467
Series BB, 4.00%, 06/15/44	5,100	4,332,079
Series BB, 4.00%, 06/15/50	10,100	8,252,809
Series C, (AGM), 0.00%, 12/15/32(c)	14,050	9,233,967
Series C, (AMBAC), 0.00%, 12/15/35(c)	8,300	4,559,972
Series C, (AMBAC), 0.00%, 12/15/36(c)	7,210	3,713,473
Series D, 5.00%, 06/15/32	3,300	3,333,555
New Jersey Transportation Trust Fund Authority, RB, CAB, Series A, 0.00%, 12/15/35(c)	6,000	3,296,365
New Jersey Transportation Trust Fund Authority, Refunding RB 4.00%, 12/15/39	4,795	4,313,415
Series A, 5.00%, 06/15/31	12,270	12,501,837
Series A, 4.00%, 06/15/35	1,605	1,528,158
Series A, 5.00%, 12/15/35	2,000	2,040,490
Series A, 4.00%, 06/15/36	3,695	3,444,302
Series A, 5.00%, 12/15/36	500	506,774
Series A, 5.25%, 06/15/41	4,000	4,129,081
Series AA, 4.25%, 06/15/44	6,170	5,434,685
New Jersey Turnpike Authority, RB
Series A, 5.00%, 01/01/34	2,500	2,551,608
Series A, 4.00%, 01/01/42	4,000	3,557,597
Series E, 5.00%, 01/01/45	8,720	8,641,330
New Jersey Turnpike Authority, Refunding RB
Series A, (AGM), 5.25%, 01/01/29	4,000	4,273,718
Series A, (BHAC-CR AGM), 5.25%, 01/01/29	500	534,137
Series A, (AGM), 5.25%, 01/01/30	4,000	4,314,449
Series A, 4.00%, 01/01/39	7,175	6,501,643
South Jersey Port Corp., ARB
Series A, 5.00%, 01/01/49	4,150	3,969,314
Series B, AMT, 5.00%, 01/01/42	12,870	12,066,921
South Jersey Transportation Authority, RB
Series A, (AGM-CR), 4.00%, 11/01/50	4,260	3,537,751
Series A, Subordinate, (BAM), 4.00%, 11/01/50	2,000	1,670,243

		242,787,887

Utilities — 5.3%
Passaic Valley Sewerage Commission, Refunding RB
Series J, (AGM), 3.00%, 12/01/40	2,060	1,487,199
Series J, (AGM), 3.00%, 12/01/41	2,110	1,491,508
Series J, (AGM), 3.00%, 12/01/42	2,155	1,491,751
Series J, (AGM), 3.00%, 12/01/43	2,205	1,498,972

Security	Par (000)	Value

Utilities (continued)
Passaic Valley Sewerage Commission, Refunding RB (continued)
Series J, (AGM), 3.00%, 12/01/44	$2,255	$1,503,344
Series J, (AGM), 3.00%, 12/01/45	2,305	1,507,235
Rahway Valley Sewerage Authority, RB(c)
Series A, (NPFGC), 0.00%, 09/01/26	4,100	3,673,364
Series A, (NPFGC), 0.00%, 09/01/28	6,600	5,447,994
Series A, (NPFGC), 0.00%, 09/01/29	9,650	7,629,212
Series A, (NPFGC), 0.00%, 09/01/31	6,000	4,341,289
Series A, (NPFGC), 0.00%, 09/01/33	5,000	3,284,796

		33,356,664

Total Municipal Bonds in New Jersey		855,063,382

New York — 7.3%

Transportation — 7.3%
Port Authority of New York & New Jersey, ARB 93rd Series, 6.13%, 06/01/94	6,000	6,064,622
AMT, 5.00%, 11/01/30	2,000	2,055,706
AMT, 5.00%, 11/01/33	1,030	1,048,239
AMT, 4.00%, 11/01/37	1,715	1,521,501
AMT, 4.00%, 09/01/38	1,085	958,255
206th Series, AMT, 5.00%, 11/15/42	4,475	4,358,195
206th Series, AMT, 5.00%, 11/15/47	6,500	6,131,654
218th Series, AMT, 5.00%, 11/01/32	3,105	3,169,718
218th Series, AMT, 4.00%, 11/01/47	835	668,847
221st Series, AMT, 4.00%, 07/15/40	1,500	1,319,516
221th Series, AMT, 4.00%, 07/15/50	4,415	3,568,652
Port Authority of New York & New Jersey, Refunding ARB
AMT, 5.00%, 01/15/47	2,720	2,654,803
AMT, 5.00%, 01/15/52	5,000	4,707,102
223rd Series, AMT, 4.00%, 07/15/41	2,530	2,151,643
238th Series, AMT, 5.00%, 07/15/39	1,670	1,665,982
Series 178th, AMT, 5.00%, 12/01/33	4,005	4,004,167

Total Municipal Bonds in New York		46,048,602

Pennsylvania — 2.5%

Transportation — 2.5%
Delaware River Joint Toll Bridge Commission, RB, 5.00%, 07/01/42	2,460	2,470,331
Delaware River Port Authority, RB 5.00%, 01/01/24(b)	2,000	2,002,488
5.00%, 01/01/37	7,330	7,335,791
5.00%, 01/01/40	4,000	4,001,591

Total Municipal Bonds in Pennsylvania		15,810,201

Puerto Rico — 4.9%

State — 4.9%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	2,878	2,427,758
Series A-1, Restructured, 5.00%, 07/01/58	12,646	10,959,447
Series A-2, Restructured, 4.78%, 07/01/58	2,906	2,433,076
Series A-2, Restructured, 4.33%, 07/01/40	12,863	11,107,362
Series B-1, Restructured, 4.75%, 07/01/53	638	539,282

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

State (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB (continued) Series B-2, Restructured, 4.78%, 07/01/58	$618	$516,726
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(c)	11,852	2,929,677

Total Municipal Bonds in Puerto Rico		30,913,328

Total Municipal Bonds — 150.7%
(Cost: $1,021,905,339)		947,835,513

Municipal Bonds Transferred to Tender Option Bond Trusts(h)

New Jersey — 4.9%

County/City/Special District/School District — 1.9%
Union County Utilities Authority, Refunding RB, Series A, 5.00%, 06/15/41	11,685	11,689,054

State — 3.0%
Garden State Preservation Trust, RB, Series A, 5.75%, 11/01/28	17,920	18,845,106

Total Municipal Bonds in New Jersey		30,534,160

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 4.9%
(Cost: $30,010,161)		30,534,160

Total Long-Term Investments — 155.6%
(Cost: $1,051,915,500)		978,369,673

	Shares

Short-Term Securities

Money Market Funds — 11.7%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 3.82%(i)(j)	73,399,165	73,399,165

Total Short-Term Securities — 11.7%
(Cost: $73,391,650)		73,399,165

Total Investments — 167.3%
(Cost: $1,125,307,150)		1,051,768,838
Other Assets Less Liabilities — 2.0%		12,847,217
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (3.1)%		(19,468,165)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (66.2)%		(416,367,650)

Net Assets Applicable to Common Shares — 100.0%		$628,780,240

(a)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Zero-coupon bond.
(d)	Issuer filed for bankruptcy and/or is in default.
(e)	Non-income producing security.
(f)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(g)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/23	Shares Held at 10/31/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Class	$104,186,840	$—	$(30,788,657	)(a)	$1,159	$(177)	$73,399,165	73,399,165	$747,040	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$947,835,513	$—	$947,835,513
Municipal Bonds Transferred to Tender Option Bond Trusts	—	30,534,160	—	30,534,160
Short-Term Securities
Money Market Funds	73,399,165	—	—	73,399,165

	$73,399,165	$978,369,673	$—	$1,051,768,838

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(19,284,999)	$—	$(19,284,999)
VRDP Shares at Liquidation Value	—	(417,100,000)	—	(417,100,000)

	$—	$(436,384,999)	$—	$(436,384,999)

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AGM-CR	AGM Insured Custodial Receipt

AMBAC	AMBAC Assurance Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

BHAC-CR	Berkshire Hathaway Assurance Corp. - Custodian Receipt

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

GO	General Obligation Bonds

GTD	GTD Guaranteed

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

SAW	State Aid Withholding

S C H E D U L E O F I N V E S T M E N T S	6